Note 2 - Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance	$ 31,718	$ 24,000
Increase (decrease) in accounts receivable, gross	(6,370)	7,718
Balance	$ 25,348	$ 31,718